Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Non-current assets
Restricted Cash	$ 852	$ 785
Mineral property, plant and equipment	127,531	134,339
Total non-current assets	128,383	135,124
Current assets
Amounts receivable and prepaid expenses	2,662	1,867
Cash and cash equivalents	14,173	22,291
Total current assets	16,835	24,158
Total Assets	145,218	159,282
Capital and reserves
Share capital	700,278	700,278
Reserves	118,369	106,735
Deficit	(675,962)	(651,520)
Total equity	142,685	155,493
Non-current liabilities
Trade and other payables	463	1,365
Total non-current liabilities	463	1,365
Current liabilities
Payables to related parties	237	376
Trade and other payables	1,833	2,048
Total current liabilities	2,070	2,424
Total liabilities	2,533	3,789
Total Equity and Liabilities	$ 145,218	$ 159,282